RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2019	2018	2017

Salaries and short-term benefits	$6.1	$5.6	$4.4
Share-based compensation	3.9	2.3	3.1
Other long-term benefits	0.3	1.8	1.4
	$10.3	$9.7	$8.9

Schedule of transactions between related parties

	2019	2018	2017

Ultimate parent and parent corporation
Revenues	$0.5	$0.6	$0.5
Purchase of goods and services	9.9	9.4	8.7
Operating expenses recovered	(2.6)	(0.4)	(0.3)

Corporations under common control
Revenues	5.5	5.0	5.5
Purchase of goods and services	123.2	105.5	103.5
Operating expenses recovered	(3.0)	(1.2)	(2.3)

Management arrangements

The Corporation pays annual management fees to the parent corporation for services rendered to the Corporation, including internal audit, legal and corporate, financial planning and treasury, tax, real estate, human resources, risk management, public relations and other services. Management fees amounted to $50.0 million in 2019 ($53.0 million in 2018 and in 2017). In addition, the parent corporation is entitled to the reimbursement of out-of-pocket expenses incurred in connection with the services provided under the agreement. These transactions were accounted for at the consideration agreed between the parties and were concluded on terms equivalent to those that prevail on an arm’s length basis.

Accounts receivable from affiliated corporations

	2019	2018

Ultimate parent and parent corporation
Accounts receivable	$1.9	$2.2
Dividends receivable	5.0	5.0
Interest receivable	2.3	—

Corporations under common control:
Accounts receivable	4.5	2.5
	$13.7	$9.7

Accounts payable to affiliated corporations

	2019	2018

Ultimate parent and parent corporation
Accounts payable	$21.1	$11.1
Interest payable	5.0	5.0

Corporations under common control
Accounts payable	40.4	25.4
	$66.5	41.5